Bank overdrafts, bonds and bank loans (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of bank overdraft bonds and bank loans [abstract]
Bank Overdrafts, Bonds and Bank Loans Amounts Falling Due Within One Year	Amounts falling due within one year:

	2021	2020
	£m	£m
Bank overdrafts	342.3	8,562.0
Corporate bonds and bank loans	224.9	57.2
	567.2	8,619.2

Corporate Bonds and Bank Loans Amounts Falling Due After More Than One Year	Amounts falling due after more than one year:

	2021	2020
	£m	£m
Corporate bonds and bank loans	4,216.8	4,975.5

Maturity Analysis for Non-derivative Financial Liabilities
The corporate bonds, bank loans and overdrafts included within liabilities fall due for repayment as follows:

	2021	2020
	£m	£m
Within one year	567.2	8,619.2
Between one and two years	629.2	590.9
Between two and three years	550.4	669.4
Between three and four years	418.8	540.2
Between four and five years	623.6	445.6
Over five years	1,994.8	2,729.4
	4,784.0	13,594.7